Inventories (Schedule of Presentation of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Current assets	$ 112,202	$ 111,204
Long-term assets (A)	15,569	11,879
Total inventories	$ 127,771	$ 123,083